EMPLOYEE BENEFITS - Post-employment health care benefit plan - Assumptions (Details) - Post-employment health care benefit	Dec. 31, 2022	Dec. 31, 2021
Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	5.05%	2.80%
Health treatment - rate assumed next year	5.01%	4.99%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	3.30%	3.20%
Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	5.11%	2.90%
Health treatment - rate assumed next year	6.70%	6.20%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	3.75%	4.50%